Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	5.06867%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,878,936.07

Principal:
Principal Collections	$21,499,935.34
Prepayments in Full	$10,264,566.43
Liquidation Proceeds	$615,528.15
Recoveries	$101,376.12
Sub Total	$32,481,406.04
Collections	$35,360,342.11

Purchase Amounts:
Purchase Amounts Related to Principal	$171,530.53
Purchase Amounts Related to Interest	$1,093.98
Sub Total	$172,624.51

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,532,966.62

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	25
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,532,966.62
Servicing Fee	$585,545.85	$585,545.85	$0.00	$0.00	$34,947,420.77
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,947,420.77
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$34,947,420.77
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$34,947,420.77
Interest - Class A-3 Notes	$1,688,031.93	$1,688,031.93	$0.00	$0.00	$33,259,388.84
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$32,894,588.84
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,894,588.84
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$32,694,619.59
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,694,619.59
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$32,549,477.01
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,549,477.01
Regular Principal Payment	$29,840,421.04	$29,840,421.04	$0.00	$0.00	$2,709,055.97
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,709,055.97
Residual Released to Depositor	$0.00	$2,709,055.97	$0.00	$0.00	$0.00
Total		$35,532,966.62

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$29,840,421.04
Total					$29,840,421.04

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$29,840,421.04	$58.51	$1,688,031.93	$3.31	$31,528,452.97	$61.82
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$29,840,421.04	$18.90	$2,397,943.76	$1.52	$32,238,364.80	$20.42

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$435,621,142.10	0.8541591	$405,780,721.06	0.7956485
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$610,561,142.10	0.3866905	$580,720,721.06	0.3677915

Pool Information
Weighted Average APR	5.150%	5.179%
Weighted Average Remaining Term	39.23	38.50
Number of Receivables Outstanding	28,910	28,183
Pool Balance	$702,655,017.47	$669,442,652.46
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$648,732,553.73	$618,393,947.22
Pool Factor	0.4056508	0.3864769

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$51,048,705.24
Targeted Overcollateralization Amount	$88,721,931.40
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$88,721,931.40

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	25
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		99	$660,804.56
(Recoveries)		65	$101,376.12
Net Loss for Current Collection Period			$559,428.44
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9554%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8712%
Second Prior Collection Period			0.7396%
Prior Collection Period			0.7505%
Current Collection Period			0.9785%
Four Month Average (Current and Prior Three Collection Periods)			0.8350%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,904	$11,453,896.27
(Cumulative Recoveries)			$1,449,076.60
Cumulative Net Loss for All Collection Periods			$10,004,819.67
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5776%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,015.70
Average Net Loss for Receivables that have experienced a Realized Loss			$5,254.63

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.53%	308	$10,275,040.04
61-90 Days Delinquent	0.15%	30	$1,032,232.81
91-120 Days Delinquent	0.06%	8	$378,221.59
Over 120 Days Delinquent	0.08%	15	$567,267.16
Total Delinquent Receivables	1.83%	361	$12,252,761.60

Repossession Inventory:
Repossessed in the Current Collection Period		15	$601,272.43
Total Repossessed Inventory		30	$1,171,443.88

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2399%
Prior Collection Period			0.1972%
Current Collection Period			0.1881%
Three Month Average			0.2084%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2954%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	25

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	69	$2,146,075.16
2 Months Extended	112	$4,240,909.49
3+ Months Extended	25	$1,031,296.41

Total Receivables Extended	206	$7,418,281.06
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer